PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	£ 909	£ 828
Impairment charges included within restructuring costs	86	2	£ 56
Ending balance	724	909	828
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,597	1,616
Additions	91	162
Disposals and derecognition	193	306
Reclassification		0
Exchange adjustments	(48)	125
Ending balance	1,447	1,597	1,616
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(688)	(788)
Charge for the year	142	156
Impairment charges included within restructuring costs	86	2
Disposals and derecognition	(173)	(254)
Exchange adjustments	20	4
Ending balance	(723)	(688)	(788)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	36	12
Ending balance	15	36	12
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	36	12
Additions	0	0
Disposals and derecognition	1	3
Reclassification		(64)
Exchange adjustments	(8)	91
Ending balance	27	36	12
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Charge for the year	0	0
Impairment charges included within restructuring costs	12	0
Disposals and derecognition	0	0
Exchange adjustments	0	0
Ending balance	(12)	0	0
Freehold buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	142	31
Ending balance	69	142	31
Freehold buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	144	34
Additions	3	2
Disposals and derecognition	9	4
Reclassification		64
Exchange adjustments	(11)	48
Ending balance	127	144	34
Freehold buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2)	(3)
Charge for the year	0	1
Impairment charges included within restructuring costs	60	0
Disposals and derecognition	(4)	(2)
Exchange adjustments	0	0
Ending balance	(58)	(2)	(3)
Leasehold buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	519	581
Ending balance	453	519	581
Leasehold buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	961	1,061
Additions	29	69
Disposals and derecognition	64	158
Reclassification		0
Exchange adjustments	(29)	(11)
Ending balance	897	961	1,061
Leasehold buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(442)	(480)
Charge for the year	60	65
Impairment charges included within restructuring costs	13	2
Disposals and derecognition	(54)	(120)
Exchange adjustments	17	(15)
Ending balance	(444)	(442)	(480)
Fixtures, fittings and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	62	74
Ending balance	61	62	74
Fixtures, fittings and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	69	119
Additions	16	15
Disposals and derecognition	30	58
Reclassification		0
Exchange adjustments	6	(7)
Ending balance	61	69	119
Fixtures, fittings and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7)	(45)
Charge for the year	19	23
Impairment charges included within restructuring costs	0	0
Disposals and derecognition	(27)	(52)
Exchange adjustments	(1)	9
Ending balance	0	(7)	(45)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	150	130
Ending balance	126	150	130
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	387	390
Additions	43	76
Disposals and derecognition	89	83
Reclassification		0
Exchange adjustments	(6)	4
Ending balance	335	387	390
Computer equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(237)	(260)
Charge for the year	63	67
Impairment charges included within restructuring costs	1	0
Disposals and derecognition	(88)	(80)
Exchange adjustments	4	10
Ending balance	£ (209)	£ (237)	£ (260)